Note 12 - Income Tax and Social Contribution	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of income tax and social contribution [text block]
12.
    INCOME TAX AND SOCIAL CONTRIBUTION

Income taxes reported in the income statement are analyzed as follows:

	2019	2018 (restated)	2017 (restated)
Income tax expense - current	(1,118.1)	(1,833.5)	(5,332.3)

Deferred tax expense on temporary differences	277.1	(230.4)	923.5
Deferred tax over taxes losses carryforwards movements in the current period	86.3	290.0	(638.9)
Total deferred tax (expense)/income	363.4	59.6	284.6

Total income tax expenses	(754.7)	(1,773.9)	(5,047.7)

The reconciliation from the weighted nominal to the effective tax rate is summarized as follows:

	2019	2018 (restated)	2017 (restated)
Profit before tax	12,943.1	13,121.6	12,835.2
Adjustment on taxable basis
Others non-taxable income	(1,131.0)	(400.8)	(310.9)
Government grants related to sales taxes	(1,896.0)	(1,807.3)	(1,889.1)
Share of result of joint ventures	22.3	(1.0)	3.1
Non-deductible expenses	285.1	305.5	91.1
Complement of income tax of foreign subsidiaries due in Brazil	210.9	503.0	560.4
Results of intercompany transactions	(557.8)	(693.4)	(547.5)
	9,876.6	11,027.6	10,742.3
Aggregated weighted nominal tax rate	28.87%	29.96%	29.18%
Taxes payable – nominal rate	(2,851.7)	(3,303.8)	(3,135.1)
Adjustment on tax expense
Income tax Incentives	245.9	219.7	304.6
Deductible interest on shareholders' equity	2,623.8	1,710.4	1,649.0
Tax savings from goodwill amortization	80.5	72.3	175.2
Withholding income tax	(420.3)	(220.0)	(356.9)
Recognition / write-off of deferred charges on tax losses	(377.4)	(41.6)	(178.9)
PERT 2017	–	–	(2,784.6)
Effect of application of IAS 29 (hyperinflation)	1.4	(107.3)	–
Others with reduced taxation	(56.9)	(103.6)	(721.0)
Income tax and social contribution expense	(754.7)	(1,773.9)	(5,047.7)
Effective tax rate	5.83%	13.52%	39.33%

The main events that impacted the effective tax rate in the period were:

▪	Government subsidy on sales taxes: For regional incentives, these are related primarily to local production, that, when reinvested, is not
taxed for income tax and social contribution purposes, which explains the impact on the effective tax rate. The amount above is impacted by fluctuations in the volume, price and any eventual increases in State VAT (“ICMS”).

▪	Complement of income tax of foreign subsidiaries due in Brazil: shows the result of the calculation of universal taxation of profits, according to the regulations of Law 12,973/14.

▪	Results of intercompany transactions: reflect the reality of taxation in the countries in where the subsidiaries with which the loan operations are carried out are located.

▪	Deductible interest on shareholders’ equity: under Brazilian law, companies have an option to remunerate its shareholders’ through the payment of Interest on Capital (“IOC”), which is deductible for income tax purposes.

▪	PERT
2017:
amongst the contingencies covered by the Federal Tax Amnesty Program (“PERT ”), there is a litigation whose purpose was to discuss the Presumed Profit method used by CRBS (
one
of Ambev’s subsidiaries in Brazil) to calculate its Corporate Income Taxes (namely, “IRPJ” and “CSLL”). The total amount booked as an expense, after the conversion of the Provisional Measure
783/
into Law, was
R$2,926
million (principal, fines and interests), being
R$2,785
million booked as Exceptional expenses under Corporate Income Tax and
R$141
million under Financial Results.